Property Transactions, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Property Transactions, Net

Property transactions, net consisted of the following:

	Year Ended December 31,
	2017	2016	2015

	(In thousands)
Grand Victoria investment impairment	$—	$—	$17,050
Gain on sale of Circus Circus Reno and Silver Legacy investment	—	—	(23,002)
Other property transactions, net	50,279	17,078	41,903
	$50,279	$17,078	$35,951